Quarterly Report
January 31, 2022
MFS®  Commodity
Strategy Fund
CMS-Q1

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 67.1%
Aerospace & Defense – 0.8%
Boeing Co., 1.167%, 2/04/2023	$1,968,000	$1,967,725
Boeing Co., 1.433%, 2/04/2024	3,936,000	3,895,047
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,491,593
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	97,867
		$7,452,232
Asset-Backed & Securitized – 13.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$20,044,960	$1,431,872
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,812,000	1,801,786
ACREC 2021-FL1 Ltd., “B”, FLR, 1.909% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,406,000	1,399,934
ACREC 2021-FL1 Ltd., “C”, FLR, 2.259% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,129,000	1,124,106
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)	1,527,500	1,528,335
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.729% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	252,959
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	677,207
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	371,743
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	151,964
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	571,500	565,854
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	332,000	328,719
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 1.803% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,684,000	1,685,055
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 2.09% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,684,000	1,682,987
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.39% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	1,014,000	1,013,076
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,695,501
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.47% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	612,756
AREIT 2019-CRE3 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	301,897
AREIT 2019-CRE3 Trust, “C”, FLR, 2.07% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	249,283
AREIT 2022-CRE6 Trust, “C”, FLR, 2.25% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	894,000	894,000
AREIT 2022-CRE6 Trust, “D”, FLR, 2.95% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	795,500	795,500
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.607% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	613,007	613,475
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	896,667	899,025
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,606,204	1,607,446
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 2.354% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	870,027	870,191
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 1.854% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,367,143
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.154% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	576,847
Bancorp Commercial Mortgage 2019-CRE6 Trust, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	652,363	651,998
Bancorp Commercial Mortgage 2019-CRE6 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,711,330
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.763%, 12/15/2051 (i)	19,456,571	873,026
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.307%, 7/15/2054 (i)	7,403,088	685,767
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.39%, 9/15/2054 (i)	7,506,640	746,900
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)	11,450,961	1,316,321
BDS 2021-FL10 Ltd., “B”, FLR, 2.05% (LIBOR - 1mo. + 1.95%), 12/18/2036 (n)	793,500	792,130
BDS 2021-FL10 Ltd., “C”, FLR, 2.403% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	577,000	576,047
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)	12,606,538	1,097,586
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)	14,578,582	1,334,655
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)	10,299,713	948,439
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.048%, 9/15/2054 (i)(n)	14,922,731	1,085,958
BPCRE 2021-FL1 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,053,500	1,052,371
BPCRE 2021-FL1 Ltd., “C”, FLR, 2.009% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	286,000	285,368
BSPRT 2018-FL4 Issuer Ltd., “A”, FLR, 2.209% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,810,933
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.159% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	483,805
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.15% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	339,000	338,152
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.406% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	408,500	408,752
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 1.55% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,217,000
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.1% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	445,500
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	719,500
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	366,736	368,830
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	396,645	386,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	$82,802	$80,154
BXMT 2020-FL2 Ltd., “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,478,930
BXMT 2020-FL2 Ltd., “A”, FLR, 1.075% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	2,317,500	2,307,338
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,584,767
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	567,012	571,546
CD 2017-CD4 Mortgage Trust, “XA”, 1.272%, 5/10/2050 (i)	11,680,077	543,851
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	366,635	358,327
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	116,048	114,590
Commercial Equipment Finance 2021-A, LLC, “A”, 2.1%, 2/16/2027 (n)	1,209,009	1,200,773
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.645%, 11/15/2062 (i)	9,091,421	409,965
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.334%, 2/15/2054 (i)	11,106,381	1,064,116
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.782%, 4/15/2054 (i)	10,572,950	589,933
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)	11,406,502	816,261
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.052%, 6/15/2064 (i)	6,151,588	473,733
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	575,324
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	444,788
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	244,803
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	305,624
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	244,263
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	318,000	313,488
Cutwater 2014-1A Ltd., “A2R”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	720,740	720,661
Cutwater 2015-1A Ltd., “AR”, FLR, 1.461% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,193,240	1,193,242
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	67,961	68,043
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 1.722% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,946,564
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	999,484	1,003,880
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	506,627	509,479
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,177,702
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	906,552
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	45,170	45,210
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	890,384	877,051
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	635,860
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	466,726
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.019%, 5/10/2050 (i)	10,738,974	511,735
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.108%, 8/10/2050 (i)	11,251,200	515,363
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.13%, 5/12/2053 (i)	8,652,602	693,015
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.06% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	952,863	952,104
Invitation Homes 2018-SFR2 Trust, “A”, FLR, 1.01% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,040,118	3,041,067
JPMorgan Chase Commercial Mortgage Securities Corp., 1.033%, 9/15/2050 (i)	12,388,307	516,120
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,729,354
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	576,455
LoanCore 2019-CRE3 Ltd., “A”, FLR, 1.159% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	425,621	424,554
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.48% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,897,200	1,885,322
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,750,392
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.109% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	739,543
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,183,635
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,588,700
MF1 2020-FL3 Ltd., “B”, FLR, 3.917% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	205,000	206,007
MF1 2020-FL3 Ltd., “C”, FLR, 4.667% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	295,295
MF1 2020-FL4 Ltd., “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,444,222
MF1 2021-FL6 Ltd., “B”, FLR, 1.759% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	3,083,832
MF1 2022-FL8 Ltd., “C”, FLR, 2.249% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	942,498
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	890,516	892,294
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.261%, 5/15/2050 (i)	9,658,013	493,138
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.341%, 6/15/2050 (i)	4,236,540	214,875
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.836%, 12/15/2051 (i)	15,982,189	769,515
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.3%, 5/15/2054 (i)	9,513,012	858,324
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)	8,817,935	722,689
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.051% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	392,189
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.458% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	360,350

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.251% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	$297,000	$298,811
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,033,904
Oaktree CLO 2019-1A Ltd. “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,427,638	1,426,796
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.009% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,427,638	1,427,948
OCP CLO 2015-10A Ltd., “BR2”, 1.783%, 1/26/2034 (n)	2,250,000	2,244,667
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,792,881
PFP III 2021-7 Ltd., “B”, FLR, 1.508% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,470	595,785
PFP III 2021-7 Ltd., “C”, FLR, 1.758% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	190,314
PFP III 2021-8 Ltd., “B”, FLR, 1.61% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	617,500	614,863
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	233,697
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	176,381
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	123,276	124,269
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	158,260	159,780
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.144% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	713,185
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.26% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	2,649,500	2,643,134
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 1.754% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	645,000	642,913
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,078,889
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 2.204% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,528,000	1,528,882
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.908% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	2,295,000	2,293,785
TICP CLO 2018-3R Ltd., “B”, FLR, 1.604% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	681,504
TICP CLO 2018-3R Ltd., “C”, FLR, 1.931% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,196,539
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.556% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,909,789
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.509% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,295,205
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,749,000	2,731,805
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1%, 11/15/2050 (i)	7,818,244	300,030
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.98%, 12/15/2051 (i)	7,877,385	437,044
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	11,114	11,117
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.377%, 11/15/2054 (i)	6,164,099	587,554
		$129,262,856
Automotive – 2.5%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$1,674,000	$1,642,882
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	2,994,000	2,961,837
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,225,055
General Motors Financial Co., 1.7%, 8/18/2023	2,471,000	2,471,560
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,251,243
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,439,862
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	730,390
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,422,879
Hyundai Capital America, 0.8%, 1/08/2024 (n)	274,000	267,990
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,576,393
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,825,000	1,756,590
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	603,675
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	256,280
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,078,000	1,103,868
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,254,000	2,337,406
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,559,000	1,506,797
		$24,554,707
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,950,000	$1,920,200
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,674,000	3,708,192
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,192,829
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	600,270
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,974,000	1,939,094
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	247,150
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	3,942,000	3,776,046
		$13,383,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Equinix, Inc., 1.25%, 7/15/2025	$1,085,000	$1,051,723
Global Payments, Inc., 1.2%, 3/01/2026	2,556,000	2,434,584
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,521,688
Western Union Co., 1.35%, 3/15/2026	2,078,000	1,997,687
		$7,005,682
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,416,000	$2,464,859
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,285,000	$1,343,867
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	471,000	523,435
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	249,072
		$2,116,374
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$441,000	$444,141
VMware, Inc., 1%, 8/15/2024	1,651,000	1,610,943
VMware, Inc., 1.4%, 8/15/2026	1,277,000	1,223,237
		$3,278,321
Conglomerates – 0.5%
Carrier Global Corp., 2.242%, 2/15/2025	$2,283,000	$2,302,504
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,427,746
		$4,730,250
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$2,225,053
Containers – 0.4%
Berry Global, Inc., 0.95%, 2/15/2024	$693,000	$681,604
Berry Global, Inc., 1.65%, 1/15/2027	3,191,000	3,022,579
		$3,704,183
Electronics – 0.8%
Broadcom, Inc., 4.7%, 4/15/2025	$1,128,000	$1,211,518
Broadcom, Inc., 3.15%, 11/15/2025	625,000	642,854
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	2,971,000	2,888,888
Qorvo, Inc., 1.75%, 12/15/2024 (n)	1,015,000	995,928
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,208,000	1,195,227
TSMC Arizona Corp., 1.75%, 10/25/2026	1,173,000	1,153,485
		$8,087,900
Emerging Market Quasi-Sovereign – 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,750,234
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	796,000	775,281
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	904,589
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,613,000	1,571,722
		$5,001,826
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,655,126
Energy - Independent – 0.3%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$419,000	$414,919
Pioneer Natural Resources Co., 0.75%, 1/15/2024	2,417,000	2,369,007
		$2,783,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.4%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,024,000	$1,119,330
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,785,571
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	987,804
		$3,892,705
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,964,000	$2,054,633
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,393,000	1,419,192
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,758,000	1,729,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,435,000	1,607,942
Air Lease Corp., 2.2%, 1/15/2027	1,779,000	1,727,896
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	201,000	201,930
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,169,248
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	1,081,010
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,801,000	2,690,430
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	858,000	890,376
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,919,000	1,819,785
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,468,000	1,403,792
		$17,796,083
Food & Beverages – 1.0%
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,510,000	$1,561,190
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	2,592,000	2,541,041
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	831,000	801,758
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,200,000	1,135,261
Mondelez International, Inc., 0.625%, 7/01/2022	3,400,000	3,397,887
		$9,437,137
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$3,173,000	$3,156,691
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	2,380,000	2,332,245
		$5,488,936
Forest & Paper Products – 0.1%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$1,286,000	$1,411,514
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$1,326,331
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,448,000	2,625,774
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	449,000	485,019
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,581,000	2,558,741
Hyatt Hotels Corp., 1.8%, 10/01/2024	2,213,000	2,196,988
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,436,696
Marriott International, Inc., 3.75%, 10/01/2025	509,000	532,390
Sands China Ltd., 3.8%, 1/08/2026	1,030,000	1,009,441
		$12,171,380
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$101,000	$101,414
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	111,744
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	123,000	123,721
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	151,578
		$488,457
Insurance – 0.6%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$1,509,291
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,619,848
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,404,000	2,352,304
		$5,481,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.1%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,204,815
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,297,724
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,015,363
CNH Industrial Capital LLC, 1.875%, 1/15/2026	497,000	490,244
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,113,503
		$3,619,110
Major Banks – 8.6%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$1,710,407
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	4,665,000	4,670,401
Barclays PLC, 1.007%, 12/10/2024	781,000	767,472
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	766,651
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	3,201,000	3,134,867
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,918,000	3,890,030
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	422,718
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	970,408
Deutsche Bank AG, 0.898%, 5/28/2024	844,000	827,194
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,640,000	3,579,321
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,418,000	1,347,692
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,383,000	2,388,720
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	969,660
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	928,000	917,285
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	1,060,000	1,016,076
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	3,183,000	3,117,291
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,848,312
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,227,077
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,506,000	1,552,672
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,903,000	1,808,473
KeyBank N.A., 3.3%, 2/01/2022	772,000	772,000
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,022,710
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	3,125,000	3,079,840
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	2,237,000	2,180,574
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,464,000	1,423,691
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,700,000	2,665,964
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,485,000	2,505,905
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,549,000	2,661,437
Royal Bank of Canada, 0.5%, 10/26/2023	3,500,000	3,449,590
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,372,590
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	2,411,000	2,358,167
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	796,103
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR - 1 day + 2.69%) to 3/30/2023	483,000	484,315
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	783,948
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,830,199
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,571,000	2,545,945
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,534,000	1,506,235
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,603,000	1,592,635
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,570,202
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,452,607
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,122,004
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	2,910,859
		$83,020,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.7%
HCA, Inc., 5%, 3/15/2024	$2,522,000	$2,671,599
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,500,000	4,435,337
		$7,106,936
Metals & Mining – 0.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,111,000	$1,216,447
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	617,563
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,333,556
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	791,000	835,849
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	3,000,000	2,937,066
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,875,000	1,817,428
		$8,757,909
Midstream – 1.0%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$944,000	$956,815
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,624,000	1,629,023
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,459,377
MPLX LP, 3.375%, 3/15/2023	471,000	480,304
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	773,014
Western Midstream Operating LP, 4.35%, 2/01/2025	1,209,000	1,220,776
Western Midstream Operating LP, FLR, 1.844% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,718,365
		$9,237,674
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$56,720	$58,920
Fannie Mae, 3%, 12/01/2031	329,727	344,188
Fannie Mae, 2%, 5/25/2044	339,921	340,141
Freddie Mac, 0.894%, 4/25/2024 (i)	100,580	1,655
Freddie Mac, 4%, 7/01/2025	68,451	71,623
Freddie Mac, 1.581%, 4/25/2030 (i)	6,405,948	705,066
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,962,044	3,071,106
Freddie Mac, 2%, 7/15/2042	531,328	532,492
		$5,125,191
Municipals – 1.8%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$785,000	$787,718
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	555,000	557,312
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	255,000	255,943
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	305,000	304,968
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	3,045,000	3,044,464
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	430,000	433,594
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,039,992
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	115,000	115,858
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	320,000	323,160
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	250,000	253,146
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	315,000	320,215
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,705,697
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	3,058,000	3,027,359
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	462,572
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	481,858
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	457,922
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,635,000	1,631,275
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	698,021
		$17,901,074
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$2,491,000	$2,473,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$4,308,000	$4,539,391
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$4,742,000	$4,655,071
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$1,400,000	$1,381,772
Valero Energy Corp., 3.4%, 9/15/2026	983,000	1,021,599
		$2,403,371
Other Banks & Diversified Financials – 2.1%
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	$3,117,000	$3,048,131
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,560,029
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,145,900
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,235,132
Groupe BPCE S.A., FLR, 1.44% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,209,957
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,522,000	2,462,643
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	2,132,000	2,039,141
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,316,178
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,723,000	1,720,378
National Bank of Canada, 0.55%, 11/15/2024	1,562,000	1,531,139
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,892,872
UBS AG, 1.75%, 4/21/2022 (n)	395,000	395,761
		$20,557,261
Pharmaceuticals – 0.4%
Royalty Pharma PLC, 0.75%, 9/02/2023	$2,468,000	$2,431,333
Viatris, Inc., 1.125%, 6/22/2022	1,763,000	1,764,925
		$4,196,258
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$3,449,000	$3,403,382
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,172,000	$1,167,287
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,529,781
Kohl's Corp., 9.5%, 5/15/2025	2,962,000	3,297,704
Nordstrom, Inc., 2.3%, 4/08/2024	928,000	912,066
		$5,739,551
Specialty Stores – 0.3%
Genuine Parts Co., 1.75%, 2/01/2025	$1,456,000	$1,446,912
Ross Stores, Inc., 0.875%, 4/15/2026	1,034,000	985,643
		$2,432,555
Telecommunications - Wireless – 0.4%
Crown Castle International Corp., 3.15%, 7/15/2023	$680,000	$695,227
Crown Castle International Corp., 1.35%, 7/15/2025	546,000	529,499
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,831,000	2,937,767
		$4,162,493
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,631,000	$1,671,424
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	761,116
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,008,574	1,014,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 1.125%, 5/01/2023	$805,000	$804,440
		$4,251,260
Transportation - Services – 1.0%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$7,078,000	$7,016,922
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,105,747
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	797,990
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	805,573
		$9,726,232
U.S. Treasury Obligations – 16.5%
U.S. Treasury Notes, 0.125%, 10/15/2023	$116,159,000	$114,244,191
U.S. Treasury Notes, 1.5%, 11/30/2024	45,905,000	46,086,109
		$160,330,300
Utilities - Electric Power – 0.9%
Emera US Finance LP, 0.833%, 6/15/2024	$1,181,000	$1,151,305
FirstEnergy Corp., 2.05%, 3/01/2025	1,344,000	1,310,294
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	775,538
NextEra Energy, Inc., 0.65%, 3/01/2023	1,950,000	1,941,420
Pacific Gas & Electric Co., 1.75%, 6/16/2022	714,000	713,754
Pacific Gas & Electric Co., 1.367%, 3/10/2023	764,000	756,060
Pacific Gas & Electric Co., 1.7%, 11/15/2023	953,000	945,239
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,138,000	1,115,532
		$8,709,142
Total Bonds		$650,891,992
Investment Companies (h) – 14.7%
Money Market Funds – 14.7%
MFS Institutional Money Market Portfolio, 0.06% (v)	142,405,133	$142,405,133
Short-Term Obligations (s)(y) – 1.3%
Federal Home Loan Bank, 0%, due 2/01/2022	12,830,000	$12,830,000

Other Assets, Less Liabilities – 16.9%		164,076,410
Net Assets – 100.0%		$970,203,535
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $142,405,133 and $663,721,992, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $236,229,586, representing 24.3% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate quoted is the annualized one-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.34% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$1,527,500	$1,528,335
MF1 2020-FL3 Ltd., “B”, FLR, 3.917% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	205,000	206,007
MF1 2020-FL3 Ltd., “C”, FLR, 4.667% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	293,000	295,295
Total Restricted Securities			$2,029,637
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 1/31/22
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
3/11/22	USD	9,924,846 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	$1,186	$—	$1,186
4/20/22	USD	9,809,540 (Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKWT (floating rate)	1,154	—	1,154
8/31/22	USD	6,188,013 (Short)	Merrill Lynch International	3 month T-Bill + 0.03%	BCOMSITR (floating rate)	631	—	631
11/30/22	USD	11,930,266 (Short)	Goldman Sachs International	3 month T-Bill + 0.045%	BCOMGCTR (floating rate)	1,344	—	1,344
1/13/23	USD	11,110,603 (Short)	Citibank N.A.	3 month T-Bill + 0.03%	BCOMLCTR (floating rate)	1,081	—	1,081
1/13/23	USD	11,273,858 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	SPGCCCTR (floating rate)	1,098	—	1,098

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives − continued
Total Return Swaps − continued
2/28/23	USD	20,425,175 (Short)	Goldman Sachs International	3 month T-Bill + 0.08%	BCOMTR (floating rate)	$425,175	$—	$425,175
						$431,669	$—	$431,669
Liability Derivatives
Total Return Swaps
2/18/22	USD	25,000,453 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	$(3,660)	$—	$(3,660)
2/18/22	USD	8,088,845 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,106)	—	(1,106)
3/11/22	USD	27,344,108 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(4,007)	—	(4,007)
3/11/22	USD	28,711,314 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(4,206)	—	(4,206)
4/20/22	USD	21,453,826 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(1,346)	—	(1,346)
4/28/22	USD	37,750,687 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(5,160)	—	(5,160)
4/28/22	USD	6,757,816 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(987)	—	(987)
4/28/22	USD	11,966,185 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(2,105)	—	(2,105)
5/27/22	USD	94,288,473 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(13,816)	—	(13,816)
5/27/22	USD	17,360,247 (Long)	Merrill Lynch International	BOMCLTR (floating rate)	3 month T-Bill + 0.06%	(1,817)	—	(1,817)
5/27/22	USD	10,900,887 (Long)	Merrill Lynch International	BCOMLHTR (floating rate)	3 month T-Bill + 0.075%	(1,372)	—	(1,372)
6/17/22	USD	36,477,843 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(5,343)	—	(5,343)
6/17/22	USD	36,477,843 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(5,343)	—	(5,343)
6/17/22	USD	36,477,843 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(5,343)	—	(5,343)
6/17/22	USD	33,048,733 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(4,000)	—	(4,000)
8/26/22	USD	129,611,257 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(22,790)	—	(22,790)
8/26/22	USD	6,184,251 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.12%	(940)	—	(940)
8/31/22	USD	21,595,726 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(3,628)	—	(3,628)
8/31/22	USD	25,358,446 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(3,713)	—	(3,713)
8/31/22	USD	16,914,167 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.08%	(2,179)	—	(2,179)
10/21/22	USD	19,908,875 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(2,410)	—	(2,410)
10/21/22	USD	125,701,507 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(21,118)	—	(21,118)
11/04/22	USD	10,602,054 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(1,293)	—	(1,293)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
11/30/22	USD	38,730,794 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	$(6,507)	$—	$(6,507)
11/30/22	USD	24,641,478 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.10%	(3,561)	—	(3,561)
11/30/22	USD	51,336,413 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(7,017)	—	(7,017)
11/30/22	USD	102,672,826 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(12,428)	—	(12,428)
11/30/22	USD	13,760,148 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,016)	—	(2,016)
1/31/23	USD	12,361,862 (Long)	Merrill Lynch International	BCOMKCTR (floating rate)	3 month T-Bill + 0.13%	(2,172)	—	(2,172)
2/28/23	USD	12,823,479 (Long)	Morgan Stanley	BCOMSMT (floating rate)	3 month T-Bill + 0.01%	(823,479)	—	(823,479)
						$(974,862)	$—	$(974,862)
At January 31, 2022, the fund had cash collateral of $15,057,421 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $11,966,185*	Notional Amount: $129,611,257*	Notional Amount: $21,595,726*	Notional Amount: $125,701,507*	Notional Amount: $38,730,794*
Long Futures Contracts
Soybean Oil- Mar 2022	0.9%	$107,696	$1,166,501	$194,362	$1,131,314	$348,577
Soybean Oil- May 2022	2.4%	287,188	3,110,670	518,297	3,016,836	929,539
Corn- Mar 2022	1.4%	167,527	1,814,558	302,340	1,759,821	542,231
Corn- May 2022	4.0%	478,647	5,184,450	863,829	5,028,060	1,549,232
WTI- Mar 2022	2.8%	335,053	3,629,115	604,680	3,519,642	1,084,462
WTI- May 2022	6.0%	717,971	7,776,675	1,295,744	7,542,090	2,323,848
Brent- May 2022	7.4%	885,498	9,591,235	1,598,084	9,301,912	2,866,079
Cotton- Mar 2022	0.5%	59,831	648,056	107,979	628,508	193,654
Cotton- May 2022	1.1%	131,628	1,425,724	237,553	1,382,717	426,039
Gold- Apr 2022	13.0%	1,555,604	16,849,463	2,807,443	16,341,188	5,035,001
Copper Comex- Mar 2022	1.3%	155,560	1,684,946	280,744	1,634,120	503,500
Copper Comex- May 2022	3.7%	442,749	4,795,617	799,042	4,650,956	1,433,039
Heating Oil- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Heating Oil- May 2022	1.5%	179,493	1,944,169	323,936	1,885,523	580,962
Coffee- Mar 2022	1.1%	131,628	1,425,724	237,553	1,382,717	426,039
Coffee- May 2022	1.9%	227,358	2,462,614	410,319	2,388,329	735,885
Kansas Wheat- Mar 2022	0.4%	47,865	518,445	86,383	502,806	154,923
Kansas Wheat- May 2022	1.2%	143,594	1,555,335	259,149	1,508,418	464,770
Aluminum- Mar 2022	1.3%	155,560	1,684,946	280,744	1,634,120	503,500
Aluminum- May 2022	3.0%	358,986	3,888,338	647,872	3,771,045	1,161,924
Live Cattle- Apr 2022	3.6%	430,783	4,666,005	777,446	4,525,254	1,394,309
Lean Hogs- Apr 2022	1.9%	227,358	2,462,614	410,319	2,388,329	735,885
Nickel- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Nickel- May 2022	2.0%	239,324	2,592,225	431,915	2,514,030	774,616
Zinc- Mar 2022	0.8%	95,729	1,036,890	172,766	1,005,612	309,846
Zinc- May 2022	2.2%	263,256	2,851,448	475,106	2,765,433	852,077
Natural Gas- Mar 2022	2.9%	347,019	3,758,726	626,276	3,645,344	1,123,193
Natural Gas- May 2022	7.0%	837,633	9,072,788	1,511,701	8,799,105	2,711,156

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $11,966,185*	Notional Amount: $129,611,257*	Notional Amount: $21,595,726*	Notional Amount: $125,701,507*	Notional Amount: $38,730,794*
Gasoil- Mar 2022	0.9%	107,696	1,166,501	194,362	1,131,314	348,577
Gasoil- May 2022	1.9%	227,358	2,462,614	410,319	2,388,329	735,885
Soybeans- Mar 2022	1.3%	155,560	1,684,946	280,744	1,634,120	503,500
Soybeans- May 2022	4.3%	514,546	5,573,284	928,616	5,405,165	1,665,424
Sugar- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Sugar- May 2022	1.9%	227,358	2,462,614	410,319	2,388,329	735,885
Silver- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Silver- May 2022	3.3%	394,884	4,277,171	712,659	4,148,150	1,278,116
Soybean Meal- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Soybean Meal- May 2022	2.5%	299,155	3,240,281	539,893	3,142,538	968,270
Wheat- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Wheat- May 2022	2.0%	239,324	2,592,225	431,915	2,514,030	774,616
Gasoline RBOB- Mar 2022	0.7%	83,763	907,279	151,170	879,911	271,116
Gasoline RBOB- May 2022	1.7%	203,425	2,203,391	367,127	2,136,926	658,423
	100.0%	$11,966,185	$129,611,257	$21,595,726	$125,701,507	$38,730,794
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2022, the Subsidiary’s net assets were $187,564,670, which represented 19.3% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$160,330,300	$—	$160,330,300
Non - U.S. Sovereign Debt	—	6,656,952	—	6,656,952
Municipal Bonds	—	18,915,354	—	18,915,354
U.S. Corporate Bonds	—	172,222,683	—	172,222,683
Residential Mortgage-Backed Securities	—	9,528,440	—	9,528,440
Commercial Mortgage-Backed Securities	—	47,526,652	—	47,526,652
Asset-Backed Securities (including CDOs)	—	77,332,955	—	77,332,955
Foreign Bonds	—	158,378,656	—	158,378,656
Short-Term Securities	—	12,830,000	—	12,830,000
Mutual Funds	142,405,133	—	—	142,405,133
Total	$142,405,133	$663,721,992	$—	$806,127,125
Other Financial Instruments
Swap Agreements – Assets	$—	$431,669	$—	$431,669
Swap Agreements – Liabilities	—	(974,862)	—	(974,862)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$133,814,176	$124,710,294	$116,119,337	$—	$—	$142,405,133

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,827	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.